Document and Entity Information	Nov. 16, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 16, 2023
Entity Registrant Name	METLIFE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-15787
Entity Tax Identification Number	13-4075851
Entity Address Address Line 1	200 Park Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10166-0188
City Area Code	212
Local Phone Number	578-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001099219
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	MET
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of 5.625% Non-Cumulative Preferred Stock, Series E [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 5.625% Non-Cumulative Preferred Stock, Series E
Trading Symbol	MET PRE
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of 4.75% Non-Cumulative Preferred Stock, Series F [Member]
Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 4.75% Non-Cumulative Preferred Stock, Series F
Trading Symbol	MET PRF
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Entity Information [Line Items]
Security 12b Title	Floating Rate Non-Cumulative Preferred Stock, Series A, par value $0.01
Trading Symbol	MET PRA
Security Exchange Name	NYSE